Fair Value (Gains (Losses) Related to Instruments for which Fair Value Option was Elected) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		¥ 481,527	¥ 551,579
Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		(157,359)	90,632
Foreign Exchange Gains (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		638,886	460,947
Financial Liabilities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		(7,937)	3,226
Financial Liabilities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value		(7,937)	3,226
Financial Liabilities [Member] | Other Short-term Borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	(1,446)	2,054
Financial Liabilities [Member] | Other Short-term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	(1,446)	2,054
Financial Liabilities [Member] | Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	(6,491)	1,172
Financial Liabilities [Member] | Long-term Debt [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[1]	(6,491)	1,172
Financial Assets [Member] | Trading Account Securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[2]	481,527	551,579
Financial Assets [Member] | Trading Account Securities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[2]	(157,359)	90,632
Financial Assets [Member] | Trading Account Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	[2]	¥ 638,886	¥ 460,947

[1]	Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.
[2]	Excludes Danamon's equity securities. See Note 2 for reference.